Commitments and Contingencies	12 Months Ended
Apr. 30, 2026
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

9. Commitments and Contingencies

Commitments

As of April 30, 2026, the Company had no significant financial or capital commitments.

Contingencies

As of April 30, 2026, the Company was not a party to any legal or administrative proceedings. There were therefore no legal or regulatory proceedings, either individually or in the aggregate, that could have resulted in an unfavorable outcome with a material adverse effect on the Company’s results of operations, consolidated financial condition, or cash flow.